FAIR VALUE MEASUREMENTS - Hierarchy of Liabilities (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Warrant liabilities:
Public Warrants	$ 13,685,000
Private Placement Warrants	10,947,000
Total Warrant Liabilities	24,632,000
Level 1
Warrant liabilities:
Public Warrants	13,685,000
Total Warrant Liabilities	13,685,000
Level 3
Warrant liabilities:
Private Placement Warrants	10,947,000
Total Warrant Liabilities	$ 10,947,000